SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 []
Pre-Effective Amendment No.     [ ]

Post-Effective Amendment No. 20 [ ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 []
Amendment No. 22                [ ]

(Check appropriate box or boxes.)

COMMONWEALTH CASH RESERVE FUND, INC.
(Exact Name of Registrant as Specified in Charter)

P.O. BOX 1192
RICHMOND, VIRGINA 23209-1192
(Address of Principal Executive Offices) (Zip Code)

1-800-338-3383
Registrant's Telephone Number, including Area Code


JEFFREY A. LAINE
38 COHASSET LANE
CHERRY HILL, NEW JERSEY 08003
(Name and Address of Agent for Service)

COPY TO:
BARBARA L. FAVA
PUBLIC FINANCIAL MANAGEMENT, INC.
2101 NORTH FRONT ST., BLDG. 3, SUITE 200
HARRISBURG, PA  17110




Approximate Date of Proposed Public Offering

   It is proposed that this filing will become effective
     (check appropriate box)

   [ ] immediately upon filing pursuant to paragraph (b)

   [X] on August 1, 2000 pursuant to paragraph (b)

   [ ] 60 days after filing pursuant to paragraph (a)(1)

   [ ] on (date) pursuant to paragraph (a)(1)

   [ ] 75 days after filing pursuant to paragraph (a)(2)

   [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

   If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.




COMMONWEALTH
CASH RESERVE FUND




                                      COMMONWEALTH CASH RESERVE FUND, INC.
                                           Prospectus August 1, 2000
                                                 P.O. Box 1192
                                         Richmond, Virginia 23209-1192
                                                 1-800-338-3383





The Commonwealth Cash Reserve Fund (the "Fund") is a money market fund. The Fund is designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations.

Public Financial Management, Inc. ("PFM") serves as the Fund's investment advisor and administrator.

An investment in the fund is not insured or guaranteed by the federal deposit insurance corporation or any other government agency.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                    1



RISK AND RETURN SUMMARY

Investment Objective and Principal Investment Strategies

Commonwealth Cash Reserve Fund (the "Fund") is a money market fund. The Fund seeks to provide its shareholders with as high current income as is consistent with stability, safety of principal and liquidity and to maintain a stable net asset value of $1.00 per share. To do so, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and invests only in securities that have remaining maturities of thirteen months or less.

The Fund invests exclusively in high-quality, short-term money market instruments. These instruments include:

* Unconditional Obligations of the United States Government or it's agencies

* High quality debt obligations of U.S. Companies

* Obligations of Financial Institutions


Except for obligations of the U.S. Government its agencies and municipalities, all securities purchased by the Fund -- or the companies that issue securities purchased by the Fund -- must be rated of high quality by Standard & Poor's Corporation ("S&P") and by Moody's Investor Services, Inc. ("Moody's). In addition, all instruments acquired by the Fund are instruments in which municipalities and other government entities organized under the laws of the Commonwealth of Virginia are permitted to invest.


PRINCIPAL RISKS

Notwithstanding the high-quality securities in which the Fund exclusively invests, an investment in a money market fund such as the Fund is subject to certain basic risks.

One of these is related to interest rates -- the chance that falling short-term interest rates will cause the Fund's income to decline.

A second is "management risk" -- the possibility that securities selected by the Fund's investment adviser will cause the Fund to underperform other money market funds.

Finally, the Fund is subject to "credit risks" -- the risk that the issuer of a security held by the Fund will fail to pay interest and principal in a timely manner. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


                                    2


PERFORMANCE

The following information illustrates how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year. The table below the bar chart illustrates the Fund's average annual return for the periods indicated. Keep in mind that the information below is calculated on a calendar year basis. Corresponding information set forth in the Financial Highlights portion of this Prospectus is calculated based on the Fund's fiscal year.




1990    1991    1992    1993    1994<F1>1995    1996    1997    1998    1999

7.92%   5.48%   3.22%   2.58%   3.69%   6.06%   5.46%   5.61%   5.57%   5.20%


<F1> For approximately two months during 1994 there were no shareholders in the fund.








Average Annual Total Returns
(as of the calendar year ended        Past           Past           Past
December 31, 1999)                    One Year       Five Years     Ten Years


Commonwealth Cash Reserve Fund        5.20%          5.58%          5.08%




The Fund's return for the six month period ended June 30, 2000 is 3.02%.


High quarter                6/30/90                1.95%


Low quarter                 3/31/93                0.61%


FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses, without taking into account any fees that may have been waived by the Fund's investment advisor or other service providers.

		     Management Fees (1)		              	    %.17
		     12b-1 Fees (2)				                      %.02
		     Other Expenses			                       %.06

  Total Fund Operating Expenses (3)	           %.25


                                    3




(1) Management fees include both the advisory and administration fees payable to PFM. PFM may, in its sole discretion, waive all or a portion of these fees in any year. During the year ended March 31, 2000, PFM waived fees equal to approximately .10% of the Fund's average daily net assets. After giving effect to this fee waiver, the Management Fees paid by the Fund during the period shown were 0.08%.

(2) Expenses associated with the Distribution of the Fund's shares include a fixed fee payable to the Fund's Distributor and certain expenses, incurred by the Distributor and for which the Distributor is reimbursed by the Fund. Under the Fund's 12b-1 Plan of Distribution, distribution related expenses paid by the Fund may not exceed .25% of the Fund's average daily net assets. Figures shown in the table above do not reflect certain voluntary fee waivers. After giving effect to such waivers, 12b-1 fees would be .02%.

(3) The Total Fund Operating Expenses in the table above do not reflect voluntary waivers for the fiscal year ended March 31, 2000. Taking such fee waivers into account, the ratio of expenses to average daily net assets would be 0.15%.


EXPENSE EXAMPLE


This example allows you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It is based on the following assumptions: $10,000 initial investment; 5% total return on your investment each year; Fund operating expenses remain as shown in the table above throughout the period; and redemption at the end of each time period.


                      1 year	        $ 26
                      3 years        $ 80
                      5 years        $141
                     10 years        $318


This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


INVESTMENT OBJECTIVES AND POLICIES


The objective of the Fund is to provide its shareholders with as high current income as is consistent with stability, safety of principal and liquidity. This objective may not be changed without the approval of the Fund's outstanding voting securities.

To achieve its investment objective, the Fund is permitted to purchase the instruments described in this Prospectus. The Fund will invest only when PFM is satisfied that the credit risk presented by any investment is minimal. Detailed information about the Fund's investment policies is included in the Statement of Additional Information.

Obligations of the United States Government. These are U.S. Treasury bills, notes and bonds, and securities unconditionally guaranteed as to payment of principal and interest by the United States or any agency of the United States. Examples of agencies of the United States include the Federal National Mortgage Association, Federal Home Loan Banks, Federal Farm Credit System, and Government National Mortgage Association.

Commercial Paper. The Fund will invest only in commercial paper of corporations organized under the laws of the United States or any state thereof, including paper issued by banks and bank holding companies, with a maturity of 270 days or less. All commercial paper purchased by the Fund will be rated both Prime-1 by Moody's and A-1 by S&P. The Fund will not invest more than 35% of its total assets in commercial paper and not more than 5% of its assets will be invested in the commercial paper of any one corporation.

                                    4





Corporate Notes and Bonds. The Fund is authorized to invest in bonds, notes and other evidences of indebtedness or obligations issued by corporations organized under the laws of the United States or any state. All corporate debt obligations purchased by the Fund will be rated at
least Aa by Moody's and have a rating of at least AA by S&P.   The Fund may
purchase variable and floating rate instruments.

Obligations of Banks. The Fund may purchase bankers' acceptances and certificates of deposit. Bankers acceptances are time drafts or bills of exchange created to finance trade goods and "accepted" by either a domestic bank or a foreign bank with an agency domiciled in the United States. Certificates of deposit are securities evidencing deposits in domestic banks and domestic offices of foreign banks.

Bank obligations will be considered for purchase by the Fund only if the securities are rated at least A-1 by S&P and P-1 by Moody's in the case of securities with maturities of one year or less. A rating of at least AA by S&P and Aa by Moody's will be required before any bank obligation with a remaining maturity of over one year will be considered for purchase by the Fund. The Fund will not invest in any bank obligation with more than thirteen months remaining until maturity.

Municipal Obligations. The Fund may invest in the stocks, bonds, notes and other evidences of indebtedness of municipal entities including any state of the United States or any city, county, town or district situated in any one of the states of the United States upon which there is no default. See "Investment Policies" in Statement of Additional Information for a discussion of additional criteria that municipal obligations must meet to be eligible for investment by the Fund.

Repurchase Agreements.   The Fund may enter into collateralized repurchase
agreements. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.


SPECIAL INFORMATION ABOUT CASH MANAGEMENT FOR MUNICIPALITIES AND INSTITUTIONS


Although suitable for a range of institutional investors, the Fund's investment objectives and strategies are consistent with the special cash management needs of municipalities, other governmental agencies and political subdivisions (collectively, "governmental units") that, like the Fund, are located in Virginia. Accordingly, the Fund invests only in those instruments in which governmental units are permitted to invest directly under Sections 2.1-327 through 2.1-329 of the Code of Virginia. Particularly when combined with the specialized cash management features available through the Fund, an investment in the Fund is also suitable for institutions, such as universities, hospitals, and not-for-profit organizations that must manage investments conservatively so as to assure the ability to meet changing cash flow needs. These features include the ability, without charge, to establish multiple accounts, the availability of detailed individual account information on request, assistance in complying with specialized accounting and recordkeeping required under certain provisions of the Internal Revenue Code, such as the U.S. Code's arbitrage rebate provisions. PFM will also assist the Fund's shareholders in making calculations and reports required to comply with such provisions.



VALUATION


The Fund values its portfolio based on the amortized cost method of valuation in accordance with rules adopted by the Securities and Exchange Commission ("SEC"). Under this method, the Fund's shares are normally valued at $1.00 per share. The amortized cost method permits the Fund to establish the value of each security held in the Fund's portfolio based on its cost


                                   5



to the Fund and to assume a constant amortization rate to maturity of any discount or premium. Accordingly, this valuation method does not reflect the impact of fluctuating interest rates on the market value of the security. Using this method, the Fund determines the net asset value of its portfolio as of 12:00 noon, Eastern Time, Monday through Friday exclusive of federal holidays, except Good Friday (a "Business Day").
The Fund's net asset value per share -- the price at which shares of the Fund are purchased and redeemed -- is determined by dividing the value of the net assets of the Fund by the total number of shares outstanding.


MANAGEMENT OF THE FUND


The Fund's Board of Directors has overall responsibility for the business and affairs of the Fund. The Board of Directors has engaged various financial organizations to provide, among other things, day-to-day management services. These organizations are described below. In addition, the Board of Directors has appointed an Advisory Board. Members of the Advisory Board will not and may not be Directors or officers of the Fund but may be employees of shareholders of the Fund. The function of the Advisory Board is to consult with and advise the Board of Directors as to investments and any other matters relating to the business of the Fund.
The Advisory Board does not have the authority to bind the Fund. The Statement of Additional Information sets forth the identity and other information about the Fund's Board of Directors and members of the Advisory Board.

Investment Advisory and Administration Arrangements

PFM, the principal offices of which are located at Governor's Plaza North, 2101 North Front Street, Suite 200, Harrisburg, PA 17110, serves as the Fund's investment advisor. Pursuant to the terms of its advisory agreement with the Fund, ("Advisory Agreement"), PFM is registered as an investment advisor under the Investment Advisors Act of 1940, and has acted as financial advisor and/or investment advisor to more than 1,000 cities, townships, boroughs, counties, school districts and authorities in 35 states, providing its clients with financial, investment advisory, and cash management services. As of January 1, 2000, PFM had more than $9.9 billion in funds under management. PFM is also investment manager for the Pennsylvania Local Government Investment Trust, the New Jersey
Asset & Rebate Management Program, the California Asset Management
Program, and the Massachusetts Health and Educational Facilities Authority Short-Term Assets Reserve Fund, a state-wide investment pool for health and educational institutions.

Under the Advisory Agreement, PFM is responsible for providing a continuous investment program and computing net asset value for the Fund. All expenses incurred by PFM in connection with the provision of such services to the Fund will be paid by PFM other than the cost of securities (including brokerage commissions, if any) purchased by the Fund.
As compensation for its services under the Advisory Agreement, PFM is entitled to receive an annual fee, which is accrued daily and payable monthly, at the rate of .12 of 1% of the Fund's average daily net assets. During the fiscal year ended March 31, 2000, PFM received advisory fees equal to .08% of the average net assets of the Fund. This fee reflects the waiver of a portion of the management fee. PFM is not required to continue to waive fees and can terminate this voluntary waiver at any time.


PFM also serves as the Fund's administrator under an administration agreement expiring November 21, 2000 (the "Administration Agreement").
Under the Administration Agreement, PFM provides all necessary administrative services, other than those relating to the Fund's investment portfolio and the maintenance of its accounting books and records. Specifically, the Administration Agreement requires PFM to provide office space and facilities, equipment and personnel necessary for the operation of the Fund, (including the payment of all compensation of those of the Fund's Directors, officers and employees who are affiliated persons of PFM); PFM oversees the preparation of tax returns, reports to shareholders and Directors of the Fund, and filings with the SEC and state "Blue Sky" authorities;
and coordinates the activities of the Fund's various service providers.

As compensation for its services under the Administration Agreement, PFM is entitled to a fee, accrued daily and payable monthly, at the annual rate of
 .05% of average daily net assets. For the fiscal year ended March 31, 2000, PFM waived its fees and received no compensation under the Administration Agreement. All other expenses not expressly assumed by PFM under its agreements with the Fund are paid by the Fund, including, among other things, legal and audit expenses, fees and expenses of the Custodian, share issuance and redemption costs and expenses of the Fund and its shares under federal and state securities laws, and interest, taxes and other non-recurring expenses, including litigation. The Fund bears the cost of the


                                     6


preparation and setting in type of its prospectuses and reports to shareholders and the costs of printing and distributing those copies of such prospectuses and reports sent to shareholders.


Distributor and Other Service Providers


Shares in the Fund are offered on a continuous basis through Commonwealth Financial Group, Inc. ("Distributor"), the Fund's Distributor, pursuant to a separate Distribution Agreement with the Fund. Jeffrey A. Laine, President and a Director of the Fund, is the President and sole shareholder of the Distributor. The Fund has adopted an Amended and Restated Distribution Plan (the "Plan") entered into pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Rule"). Under the Plan, the Fund may pay of up to .25% of its average daily net assets each year to the Fund's Distributor and/or to broker dealers and shareholder servicing agents who provide assistance in the distribution and retention of Fund shares. For the fiscal year ended March 31, 2000, the Fund paid $25,200, after waivers, in approved distribution expenses. See the Statement of Additional Information for further information.


Custodian and Transfer Agent


All funds are deposited with Wachovia Bank, N.A., and securities are held by State street Bank as Custodian.
PFM serves as the Fund's Transfer Agent under a Transfer
Agency Agreement dated March 15, 1994. PFM is entitled to reimbursement of its out-of-pocket expenses incurred under the Transfer Agency Agreement but is not entitled to fees for services under that Agreement except as expressly agreed to by the Fund. During the fiscal year ended March 31, 2000, PFM received no reimbursement for its expenses.


HOW TO PURCHASE AND REDEEM SHARES OF THE FUND


Purchases


The Fund's shares are offered on a continuous basis at the Net
Asset Value next determined after an order is entered and deemed effective on the basis described below under "When Shares Are Purchased and Dividends Declared and Paid." There is no sales charge. Subsequent investments may be made in any amount. Shares may be purchased through the Transfer Agent or the Distributor. Shares of the Fund are available to institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations ("Investors").



                                    7



Opening Account(s)


A properly completed application (the "Application") must be sent to the Transfer Agent at 2101 N. Front Street, Building 3, Suite 200, Harrisburg, PA 17110 upon opening a new account. A properly completed Application must be received by the Fund before a redemption request will be honored.

Initial investments may be made in either of two convenient ways:

1. By Mail. Payment may be made by check, money order, Federal Reserve draft, or negotiable bank draft payable to the order of the Fund for your account and mailed to:


                    Wachovia Bank, N.A.
                    Attn:Commonwealth Cash Reserve Fund
                    1021 East Cary Street
                    P.O. Box 26587
                    Richmond, VA  23261


2. By Wire. Payment may be wired in Federal Funds (money credited to a bank account with a Federal Reserve Bank) to the Fund's Custodian . To insure prompt and proper crediting to its account, an Investor choosing to place money in the Fund by wire should telephone the Transfer Agent in advance at 1-800-338-3383. The Investor should instruct its bank to wire funds to:

                           Wachovia Bank
                         Richmond, Virginia
                          ABA# 051000253
               for credit to Commonwealth Cash Reserve Fund
                       Account No. 7911623867

Account Name and Number: The name in which the Investor wishes the Fund to carry the investment.


Additional Investments


Additional investments may be made in any amount after an account has been established by simply mailing directly to the Custodian (at the address indicated above under "By Mail") a check, money order or negotiable bank draft, made payable to the Fund, or by wiring funds (to the address indicated above under "By Wire") after calling the Transfer Agent in advance, as described above. In each case, the Investor should indicate its name and the account number to insure prompt and proper crediting of the account.


When Shares Are Purchased and Dividends Declared and Paid


The Fund seeks to be as fully invested as possible at all times to achieve high income. As the Fund will be investing in instruments which normally require same day payment in Federal Funds, the Fund has adopted certain procedures for the convenience of the Investor and to insure that the Fund has investable funds available to it.

Payments which are "accepted" before 12:00 noon, Eastern Time, on any Business Day and which are received in or converted to Federal Funds on that Business Day will be invested in shares (i.e., the purchase order will be effective) at the Net Asset Value per share calculated on that day. Payments which are "accepted" after 12:00 noon, Eastern Time on any Business Day will be invested in shares at the Net Asset Value per share as of the next Business Day. In order for the purchase order to be accepted, the Fund must have received an acknowledged notification (written or verbal) and completed registration forms and payment in Federal Funds. Wire payments not in Federal Funds will normally be converted into Federal Funds on the Business Day after receipt of the wire by the Custodian. Payments transmitted by check will normally be converted to Federal Funds within one day after receipt by the Custodian. All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank. Dividends are declared starting on the day the purchase order is effective and are not declared on


                                     8


the day on which the shares are redeemed. All dividends will be invested in additional shares of the Fund unless specific instructions are received to pay dividends in cash.


Confirmations


All purchases of shares will be confirmed and credited to the Investor in an account maintained by the Fund in full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share). Share certificates will not be issued. The Fund reserves the right to reject any order for purchase of shares. In addition, the offering of shares may be suspended at any time (although this is not expected to occur) and resumed at any time thereafter.


Redemptions


The Fund provides day to day liquidity on any Business Day. Investors may withdraw their investment, in whole or in part, on any Business Day after receipt by the Fund in proper form (i.e., use of one of the redemption methods described below) of a redemption request. Except for shares recently purchased by check, as discussed below, there is no minimum time period for any investment in the Fund. There are no redemption fees or withdrawal penalties. A completed Application must have been received by the Fund before redemption requests of any kind will be honored.


Convenient Redemption Methods


An Investor has the flexibility of three redemption methods for easy and convenient access to the Fund. Under the first two methods, for security reasons, cash proceeds from redemptions are sent by the Fund only to the predesignated bank account(s) of the Investor. Such payments will be wired to the Investor's predesignated bank account in accordance with the Investor's instructions.

1. By Mail. Redemptions may be requested by a letter of instruction signed by an authorized signatory or signatories of the Investor, from the Investor indicating the account number, amount to be redeemed, and payment directions sent to:

                 Commonwealth Cash Reserve Fund, Inc.
          c/o Public Financial Management, Transfer Agent
                      Governor's Plaza North
                     2101 North Front Street
                      Building 3, Suite 200
                      Harrisburg, PA  17110

The mailed redemption should contain the following information:

*  Account Number.

* Dollar amount or number of shares to be redeemed or a statement that all of the shares are to be redeemed. Payment instructions (redemption proceeds will be wired to an Investor's bank account designated by the Investor in the Application and specified in the redemption request).

*  Authorized signatures of the Investor.

2. By Telephone. The Fund will accept telephone requests for redemption for payment to predesignated bank accounts. Such requests must be made by an authorized person. The account number and amount to be redeemed must be supplied by the Investor. To redeem by telephone call: 1-800-338-3383.


If the telephone call is received prior to 12:00 noon, Eastern Time, funds will be wired to the Investor's designated account on that same Business Day. Requests received after 12:00 noon will be processed on the next day that Net Asset Value is determined. Funds will remain invested in the Fund until the day that they are wired. The commercial bank account information supplied to the Fund must be in the exclusive name of the Investor. The


                                     9



Investor may at any time change or add designated bank accounts by completing and returning a form available from the Fund.

3. By Redemption Check. Wachovia Bank will provide each Investor, upon request and without charge, with a book of redemption checks. An Investor wishing to use this redemption check procedure should notify the Fund or so indicate on the Application and will thereupon be issued redemption checks for this purpose. Redemption checks may be signed only by those authorized on the Application.

The Investor will be subject to applicable rules and regulations, but there is no charge to the Investor for the maintenance of this redemption check writing privilege or for the clearance of any redemption checks. An Investor may have a redemption checking privilege for each separate account. When a redemption check is presented to Wachovia Bank for payment, the Transfer Agent will cause the Fund to redeem a sufficient number of full and fractional shares in the Investor's account to cover the amount of the redemption check. The redemption check procedure enables the Investor to continue receiving dividends on those shares which are equal to the amount being redeemed by the redemption check until such time that the redemption check is presented to the Custodian for payment.

An Investor should be certain that adequate Fund shares (which were not recently purchased by check) are in the account to cover the redemption check. See "Redemption Procedures" below for special requirements as to Fund shares recently purchased by check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." Redemption checks may not be used to close an account. This privilege may be modified or terminated at any time by the Fund or the Custodian upon notice to shareholders.


Redemption Procedures


Redemption of shares will occur at the next determined Net Asset Value following the receipt of a request for redemption in proper form by the Fund. If received before 12:00 noon, a redemption request will normally be processed on the day it is received and except as set forth below, no more than seven days after a proper request for redemption is received. Redemption requests for shares purchased by a check (irrespective of whether the check is a regular check, cashier's or official bank check) within the prior fifteen days will be processed as stated above; however, payment of redemption proceeds relating to shares purchased by check within 15 days of the date on which the redemption request was received may be delayed by the Fund until a determination is made that the check given in purchase has cleared, which may be up to fifteen days. Possible delays in redemptions can be eliminated by using wire payments in Federal Funds or Federal Reserve Drafts to pay for purchases.

If the Board of Directors of the Fund determines that it would be detrimental to the best interest of the remaining Investors to make payment wholly in cash, the Fund may pay the redemption price from the portfolio of the Fund, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission. It should be noted that the management of the Fund considers the prospect highly remote that the Fund would redeem shares using this "in kind" provision.


                                    10


DIVIDEND, TAX AND RELATED INFORMATION


Dividends


All of the Fund's net income will be declared daily as dividends and are paid monthly, normally on the first business day of the following month
(and always as of such day) in additional shares at the Net Asset Value (ordinarily $1.00 per share). All dividends will be invested in additional shares of the Fund unless specific instructions are received to pay dividends in cash. Each shareholder will receive, on a monthly basis, a summary of his account(s), including information on dividends declared during the month and the shares credited to the account(s) through reinvestment of dividends.
A shareholder who redeems all his shares receives on the next dividend payment date the amount of all dividends declared for the month to the date of redemption.

Daily dividends will be calculated as follows: the net income for dividend purposes will be calculated immediately prior to the calculation of the Net Asset Value and will include accrued interest and original issue and market discount earned since the last evaluation, plus or minus any realized gains or losses (which are not included in the Fund's yield), less the estimated expenses of the Fund and amortized original issue and market premium for the period. Under this dividend policy, the daily dividend declared on the Fund's shares may fluctuate.


Taxes


The Fund has qualified and expects to remain qualified under Subchapter M of the Internal Revenue Code ("Code"). If the Fund so qualifies, it will not pay federal income taxes on earnings it distributes. If the Fund has any net long-term capital gains it intends to pay a capital gains distribution in accordance with the timing requirements imposed by the Code.

Dividends of net investment income and distributions of net realized capital gains (except to the extent reduced by capital losses to the shareholder) are taxable to shareholders (except tax-exempt shareholders) whether they are received in cash or reinvested in shares of the Fund. Shareholders will be notified annually as to the federal tax status of dividends or distributions paid. Redemptions of Fund shares may result in taxable gain to the redeeming shareholder if the redemption proceeds exceed the shareholder's adjusted basis for the redeemed shares.

Federal income tax law requires the Fund to withhold tax at a rate of 31% from dividends and redemptions (including exchanges) that occur with respect to shareholder accounts if the shareholder has not properly furnished a certified correct taxpayer identification number and has not certified that withholding does not apply.

The foregoing summarizes certain federal tax considerations relating to taxation of the Fund and its shareholders. The summary does not discuss all aspects of federal income taxation that may be relevant to a particular shareholder based upon the shareholder's particular investment circumstances or to certain types of shareholders subject to special treatment under the federal income tax laws. It does not discuss any aspect of state, local or foreign tax laws. Prospective shareholders should consult their tax advisors with respect to the effects of investment in the Fund on them.


Reports to Shareholders; Independent Auditors


Shareholders will receive annual reports containing financial statements audited by independent auditors and semi-annual reports containing unaudited statements. In addition, the Fund provides for each Investor account (including multiple accounts): confirmations of all investment or redemption transactions, individual monthly account statements, and individual account information on request.

Ernst & Young LLP, located at Two Commerce Square, Suite 4000,
2001 Market Street, Philadelphia, Pennsylvania 19103, currently serves as the Fund's independent auditors.



                                     11


HISTORY OF THE FUND


The Fund was incorporated in the Commonwealth of Virginia on December 8, 1986 and is classified as an open-end, "no load," diversified, registered investment company. "Open-end" means that the Fund is continuously available for investment or redemption. "No load" means that there is no sales charge at any time for either purchases or redemptions of Fund shares (although the Fund has a distribution plan). "Diversified" means that the Fund meets certain diversification requirements set forth in the Investment Company Act of 1940. "Registered" means that it is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and must conform with various organizational and operational standards.





                                     12





                           Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate that an investor would have earned on an investment in the Fund. The financial highlights for year ended March 31, 2000 and 1999 have been audited by Ernst & Young LLP. The financial highlights for the years through March 31, 1998 have been audited by PricewaterhouseCoopers LLP. These financial highlights, along with the Fund's financial statements, are included in the Fund's Annual Report for the year ended March 31, 2000 which is incorporated by reference in the Statement of Additional Information, which is available upon request.






                       Fiscal Year Ending March 31,


                              2000     1999     1998     1997     1996
NET ASSET VALUE		             $1.000   $1.000	  $1.000	  $1.000	  $1.000
BEGINNING OF THE YEAR

INCOME FROM INVESTMENT
OPERATIONS
Net Investment Income		       0.053    0.053    0.055    0.053 	  0.058
Total From Investment
      Operations 	            0.053    0.053    0.055    0.053    0.058



LESS: DISTRIBUTIONS
Net Investment Income	      	(0.053)  (0.053)  (0.055)  (0.053)  (0.058)

Total Distributions		        (0.053)  (0.053)  (0.055)  (0.053)  (0.058)

NET ASSET VALUE,		           $1.000   $1.000	  $1.000	  $1.000	  $1.000
END OF YEAR

Total Return			               5.43%    5.40%	   5.68%	   5.43%	   5.90

Ratios/Supplemental Data
Net Assets, End of
Year (0000)                $135,708 $113,731 $120,359 $116,183 $102,614
Ratio of Expenses to
  Average Net Assets* <F1>  	 0.15%    0.15%    0.15%	   0.15%	   0.15%
Ratio of Net Investment
  Income to Average Net
  Assets* <F1>                5.34%     5.28	    5.54	    5.31	    5.78




<F1>Certain fees were voluntarily waived in fiscal years ended March 31, 2000,
    1999, 1998, 1997 and 1996.  If these fees had not been waived,
    the ratio of expenses to average net assets would have been .25%,	.25%,
    .25%, .28%, and .29%, respectively, and the ratio of net investment income to average net assets would have been 5.24%, 5.18%, 5.44%, 5.18%, and 5.64%, respectively, for the fiscal years ended March 31, 2000, 1999, 1998, 1997, and 1996.







                                     13






                       APPLICATION TO OPEN AN ACCOUNT



Commonwealth Cash Reserve Fund, Inc.
c/o Public Financial Management, Inc., Transfer Agent
Governor's Plaza North
2101 North Front Street
Building 3, Suite 200
Harrisburg, PA  17110

                                      Dated:  ________________, 19 ____

The undersigned investor hereby applies for shares of Commonwealth Cash Reserve Fund, Inc. (the "Fund").

By execution of this form, which may be in confirmation of verbal information already given, the Investor represents and warrants that the Investor has the full power and authority to make investments, that the assets being invested are not subject to any restrictions under an indenture or other agreement that prohibits investment in the Fund, and that the funds invested are of a type authorized for this investment as described in the Prospectus. The persons signing on behalf of an investor warrant that they are authorized to make investments on behalf of the Investor. All persons signing represent that they have received and read the Fund's current prospectus. the investor appoints Public Financial management, Inc. as Transfer Agent to record the receipt of dividends and distributions and arrange for automatic reinvestment, and appoints Wachovia Bank, N.A. as Custodian, to hold all instruments and money owned by the investor in the Fund and to receive interest and other income thereon.

The establishment of this account is subject to acceptance by the Fund and is subject to the conditions under "How To Invest in The Fund" and "How To Redeem The Investment" and other provisions contained in the Prospectus.


________________________
Authorized Signature



________________________
Title



For Account Service and Redemption:  Call 1-800-338-3383





                                   14



                      Shareholder Information



Legal Name

Street Address

City                              State                      Zip

Primary Contact Name                    Title

Phone Number                            Fax Number



Secondary Contact Name                  Title

Phone Number                            Fax Number

Send Account Statements and Confirms to:

Street Address

City                                State                    Zip



Send Duplicate Account Statements to:

Street Address

City                                State                    Zip




                         Deposit Information

Method of Investment:

Check Enclosed.  Make check payable to:  Commonwealth Cash Reserve Fund, Inc.

Wired Funds.  Wire funds to:  Wachovia Bank
                              Richmond, Virginia
                              ABA #051000253
                              For credit to Commonwealth Cash Reserve Fund
                              Account Number 7911623867

Initial Deposit Amount

Name of Bank Wiring Funds

Bank Address

                                    15



                       Taxpayer Identification Number (TIN)

If the information required by this section is not provided, Backup Withholding of 20% of taxable dividends, capital gains distributions and proceeds of redemptions and exchanges will be imposed under federal tax regulations.

Enter your TIN (Social Security number of individuals or employer I.D. number of entities, including corporations, partnerships, estates and trusts):


Check all applicable boxes:          I have not been notified by the IRS that
                                     I am currently subject to Backup
                                     Withholding.

                                     I am an exempt recipient.

                                     I am neither a citizen nor a resident of the United States.


                          Signature Authorization

Public Financial Management, Inc. is hereby authorized to act as agent for the recorded owner of the shares in effecting purchases and redemptions of shares and is authorized to recognize the signature(s) below in payment of funds resulting from such redemptions on behalf of the recorded owner of such shares, including redemptions, if any, made by Redemption Check. Public Financial Management, Inc. shall be liable only for its own negligence and not for the default or negligence of its correspondents, or for losses in transit.

Under penalties of perjury, I (we) certify that the information provided in the TIN section of this application is true, correct and complete.

I (we) certify to my (our) capacity to act in behalf of the entity named above, to invest, and if applicable, to open a checking account based on shares of the Fund.

Name (Please print)                Title               Signature

Name (Please print)                Title               Signature

Name (Please print)                Title               Signature

Name (Please print)                Title               Signature

Number of signatures required for
redemption requests

Name of Investor, Trustee or other Fiduciary

Signature of Applicant                                 Date



                               16



                   Withdrawal Instructions

Check Redemption.  Please establish a Redemption Checking Account at
Wachovia Bank and send us a supply of Redemption Checks. We understand this checking account will be subject to the rules and regulations of Wachovia Bank pertaining thereto, as amended from time to time, except that there will be no service fees or other charges imposed on the Investor.
We understand that checks may only be signed by those persons authorized on this Application.

Wire Transfer to Predesignated Banks. Redemption by wire transfer is requested. Wachovia Bank is authorized to honor telephonic or written instructions without signature guarantees from any person for redemption of any or all Fund shares so long as redemption proceeds are transmitted to one of the accounts identified below.

Bank Name                               Bank's ABA
                                        Routing Number

Bank
Address

Title of Account at Bank (Must be the
same as that in which the Fund shares
are recorded

Account Number

Bank Name                                Bank's ABA
                                         Routing Number

Bank
Address

Title of Account at Bank (Must be the
same as that in which the Fund shares
are recorded

Account Number

Bank Name                                Bank's ABA
                                         Routing Number

Bank
Address

Title of Account at Bank (Must be the
same as that in which the Fund shares
are recorded

Account Number



                               17




[BACK COVER]

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.

You may want to read the Statement of Additional Information ("SAI") for more information on the Fund and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is legally considered to be part of this prospectus.

You can get free copies of the semi-annual and annual reports and the SAI, request other information and get answers to your questions by calling the Fund at 800-338-3383 or by writing to Commonwealth Cash Reserve Fund, Inc. P.O. Box 1192, Richmond, VA 23209-1192.

To invest or make additional deposits in the Fund, to redeem shares, or for yield information or general account inquires, contact the Fund's Transfer Agent at 800-338-3383.

To request new account applications or to invest in the Fund, please contact the Fund's Distributor, Commonwealth Financial Group, Inc. at (856) 751-5220.

Text-only versions of all fund documents can be viewed online or downloaded from the SEC's website at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, calling (800) SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington DC 20549-6009.

The Fund's  Investment Company Act File number is 811-4933.




Commonwealth Cash Reserve Fund, Inc.
Prospectus





                                    18



TABLE OF CONTENTS


Section                                          Page

Risk and Return Summary                           2

Principal Investment Strategies                   2

Principal Risks                                   2

Performance and Expenses                          3

Investment Objectives and Policies                4

Portfolio Management                              4

Permitted Investments                             4

Special Information About Municipal
Cash Management                                   5

Valuation                                         6

Management of the Fund                            6

Investment Advisory and Administrative
Arrangements                                      6

Distributor and Other Service Providers           7

How to Purchase and Redeem Shares of the Fund     7

Dividends, Tax and Related Information           11

Financial Highlights                             13



COMMONWEALTH
CASH RESERVE FUND


Investment Advisor
Public Financial Management, Inc.
Governor's Plaza North
2101 North Front Street
Building 3, Suite 200
Harrisburg, Pennsylvania  17110


Distributor
Commonwealth Financial Group, Inc.
38 Cohasset Lane
Cherry Hill, New Jersey  08003

Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Administrator and Transfer Agent
Public Financial Management, Inc.
Governor's Plaza North
2101 North Front Street
Building 3, Suite 200
Harrisburg, Pennsylvania  17110

Independent Auditors
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania  19103

Co-Counsel
McGuireWoodsLLP
One James Center
901 E. Cary Street
Richmond, Virginia  23219

Laura Anne Corsell, Esq.
7307 Elbow Lane
Philadelphia, Pennsylvania  19119



                                   19








COMMONWEALTH
CASH RESERVE FUND





                       STATEMENT OF ADDITIONAL INFORMATION

                       COMMONWEALTH CASH RESERVE FUND, INC.
                                 P.O. Box 1192
                         Richmond, Virginia  23209-1192
                                1-800-338-3383



This Statement of Additional Information ("Statement of Additional Information") is not a prospectus and is only authorized for distribution when preceded or accompanied by the Commonwealth Cash Reserve Fund, Inc. Prospectus (the "Prospectus") dated August 1, 2000. This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which can be obtained from Commonwealth Cash Reserve Fund, Inc.
(the "Fund") at the address and telephone number printed above or from the Fund's Distributor, Commonwealth Financial Group, Inc., 38 Cohasset Lane,
Cherry Hill, New Jersey 08003, 856-751-5220.



                             TABLE OF CONTENTS

                                                    									Page

INVESTMENT POLICIES							                                    2

INVESTMENT RESTRICTIONS						                                 4

ADDITIONAL INFORMATION ABOUT MANAGEMENT ARRANGEMENTS	         5

YIELD INFORMATION							                                     11

VALUATION						                                              12

GENERAL INFORMATION							                                   13



The date of this Additional Statement is August 1, 2000.





INVESTMENT POLICIES


The following information supplements the discussion of investment objectives and policies of the Fund found under "Investment Objective and Policies" in the Prospectus.


Additional Requirements for Commercial Paper

As stated in the Prospectus, the Fund may only purchase commercial paper which either satisfies certain statutory requirements or is approved by the Board of Directors of the Fund in accordance with certain statutory procedures. Absent such Board of Directors' approval, commercial paper must meet the following statutory criteria:

(a) The issuing company must have a net worth of at least fifty million dollars;
(b) The net income of the issuing company must have averaged three million dollars per year for the five years immediately previous to purchase; and
(c) All existing senior bonded indebtedness of the issuing company must have been rated A or better by Moody's Investors Service, Inc. and Standard
     & Poor's Corporation.


Ratings of Commercial Paper and Corporate Bonds

Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor's Corporation ("S&P"). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety: A-1, the highest of the three, indicates the degree of safety is very strong; A-2 indicates that the capacity for timely repayment is strong; A-3 indicates that capacity to repay is satisfactory but more vulnerable to the adverse effects of changes in circumstances than obligations rated A-1 or A-2. Moody's Investors Service, Inc. ("Moody's") employs the designations of Prime-1, Prime-2 and Prime-3, to indicate the relative capacity of the issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Prime-3 issues have an acceptable capacity for repayment, but the effects of industry characteristics and market competition may be more pronounced.


Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to adverse effects of changes in circumstances and economic conditions.

Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality.
They are rated lower than the best bonds because margins of protection may not be as large or because fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

The ratings of Moody's and S&P represent their opinions as to the quality of various securities. It should be emphasized, however, that ratings are not absolute standards of quality.





Additional Requirements for Municipal Obligations


The Fund may only purchase municipal obligations that are legal investments for governmental units in Virginia under Section 2.1-328 of the Code of Virginia, as it may be amended from time to time. The following municipal obligations are permitted investments for the Fund.


Obligations of the Commonwealth - Stocks, bonds, notes and other evidences of indebtedness of the Commonwealth of Virginia, and those unconditionally guaranteed as to the payment of principal and interest by the Commonwealth of Virginia.


                                     2


Obligations of Other States - Stocks, bonds, notes and other evidences of indebtedness of any state of the United States upon which there is no default and upon which there has been no default for more than ninety days; provided, that within the twenty fiscal years next preceding the making of such investment, such state has not been in default for more than ninety days in the payment of any part of principal or interest of any debt authorized by the legislature of such state to be contracted.

Obligations of Virginia Governmental Units - Stocks, bonds, notes and other evidences of indebtedness of any county, city, town, district, authority or other public body in the Commonwealth of Virginia upon which there is no default; provided, that if the principal and interest be payable from revenue or tolls and the project has not been completed, or if completed, has not established an operating record of net earnings available for payment of principal and interest equal to estimated requirements for that purpose according to the terms of the issue, the Fund will invest in such instruments only when PFM is satisfied that the credit risk with respect to the issuer is minimal.


Obligations of Governmental Units in Other States - Legally authorized stocks, bonds, notes and other evidences of indebtedness of any city, county, town or district situated in any one of the states of the United States upon which there is no default and upon which there has been no default for more than ninety days; provided, that (i) within the twenty fiscal years next preceding the making of such investment, such city, county, town or district has not been in default for more than ninety days in the payment of any part of principal or interest of any stock, bond, note or other evidence of indebtedness issued by it; (ii) such city, county, town or district shall have been in continuous existence for at least twenty years; (iii) such city, county, town or district has a population, as shown by the federal census next preceding the making of such investment, of not less than 25,000 inhabitants; (iv) the stocks, bonds, notes or other evidences of indebtedness in which such investment is made are the direct legal obligations of the city, county, town or district issuing the same;
(v) the city, county, town or district has power to levy taxes on the taxable real property therein for the payment of such obligations without limitation of rate or amount; and (vi) the net indebtedness of such city, county, town or district (including the issue in which such investment is made), after deducting the amount of its bonds issued for self-sustaining public utilities, does not exceed ten percent of the value of the taxable property in such city, county, town or district, to be ascertained by the valuation of such property therein for the assessment of taxes next preceding the making of such investment.





Turnover and Portfolio Transactions

In general, the Fund will purchase instruments with the expectation of holding them to maturity. However, the Fund may to some degree engage in trading to attempt to take advantage of short-term market variations. The Fund may also sell investments in order to meet redemptions or as a result of revised management evaluations of the issuer. The Fund will have a high annual portfolio turnover because of the short maturities of the instruments held, but this should not affect the Net Asset Value or income, as brokerage commissions are not usually paid on the purchase, sale, or maturity of the instruments in which the Fund invests.

The Fund will seek to obtain the best net price (yield basis) and the most favorable execution of orders. Purchases will be made directly from the issuers or underwriters, or dealers or banks which specialize in the types of instruments purchased by the Fund. Purchases from underwriters will reflect a commission or concession paid by the issuer to the underwriter and purchases from dealers may include the spread between the bid and the ask price. If the execution and price offered by more than one dealer are comparable, the order may be allocated by Public Financial Management, Inc. ("PFM"), the Fund's Investment Advisor, to a dealer which has provided research advice (including quotations on investments). By allocating transactions to obtain research services, the Fund enables PFM to supplement its own research and analyses with the views and information of others. Purchase and sale orders for securities or instruments held by the Fund may be combined with those of other investment companies or accounts which PFM manages in the interest of the most favorable net results for all. When PFM determines that a particular security or instrument should be bought or sold for the Fund and other accounts managed by PFM, PFM undertakes to allocate those transactions among the participants equitably, usually on the basis of the sizes of the participating accounts.


                                   3


INVESTMENT RESTRICTIONS

The Fund has adopted the investment restrictions set forth below. Unless otherwise expressly noted, each investment restriction is a fundamental policy of the Fund and cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund. As defined in the Investment Company Act of 1940, a majority of the Fund's outstanding voting securities means the lesser of (a) 67 percent of the shares of the Fund at a meeting where the holders of more than 50 percent of the outstanding shares are present in person or by proxy; or (b) more than 50 percent of the outstanding shares of the Fund.

(1) The Fund may not make any investments other than those permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia as those terms are used in Section 2.1-327 through 2.1-329.1 of the Code of Virginia of 1950, as it may be amended from time to time. The Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. However, it may purchase marketable securities which are legal investments even though the issuer invests in real estate or has interests in real estate.


(2) The Fund may not purchase any securities if more than 25% of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks).

(3) The Fund may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of its total assets (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.


(4) Although the Fund may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see "Investment Objective and Policies" in the Prospectus). It can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Fund will not enter into repurchase agreements maturing in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements.


(5) The Fund may not invest for the purpose of exercising control or management of other issuers.


(6) The Fund may not sell securities short (i.e. sell securities that it does not own) and may not buy securities on margin.

(7) The Fund may not engage in the business of underwriting securities issued by other persons, except to the extent the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of investment securities. Also, it may not invest in restricted securities. Restricted securities are securities which cannot be freely sold for legal reasons.

(8) The Fund can only borrow from banks for temporary or emergency purposes on an unsecured basis and only up to 20% of the value of its total assets. The Fund will not borrow to increase its income but only to meet redemptions. The Fund will not purchase any security or instrument at any time when borrowings are 5% or more of its total assets.

(9)  The Fund may not purchase securities of any other investment company if
(i)the Fund and any company or companies controlled by it would then own, in the aggregate, more than 3% of the voting securities of such investment company or (ii) more than 10% of the Fund's total assets would then be invested in investment companies.

(10) The Fund may not issue senior securities or senior shares as defined in the Investment Company Act of 1940, provided that the Fund may borrow from banks to the extent and for the purposes set forth in restriction (8) above.



                                   4



It is the position of the Securities and Exchange Commission (and an operating, although not a fundamental policy of the Fund) that money market funds such as the Fund not make certain illiquid investments if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements having a maturity of more than seven days; and (iv) investments which are not readily marketable. The Fund does not expect to own any investment which is not readily marketable but it is possible that market quotations may not be readily available as to the obligations of banks which are of relatively small size. Therefore, the obligations of such smaller banks will be purchased only within the 10% limit unless (i) they are payable at principal amount plus accrued interest within seven days after purchase or on demand within seven days after demand; or (ii) the Board of Directors determines that a readily available market exists for such obligations. It should be noted that, should the Fund enter into repurchase agreements maturing in more than seven days up to the full amount permitted by restriction
(4) above, it would not be able to make any of the other investments discussed in this paragraph.


If a percentage restriction is adhered to at the time of investment, a later increase or decrease beyond the specified limit resulting from a change in values of net Fund assets will not be considered a violation of the above percentage investment restrictions but the Fund shall then use prudence in bringing all percentage restrictions back into conformity.


ADDITIONAL INFORMATION ABOUT MANAGEMENT ARRANGEMENTS


Board of Directors


Each member of the Board of Directors of the Fund was elected by the Fund's shareholders. Under the Fund's amended and restated bylaws, each of the Fund's directors will hold office until his successor is elected and qualified or until his earlier resignation or removal. Vacancies on the Board of Directors may be filled by the remaining Board members until the next shareholders' meeting, subject to restrictions described below.


The Directors and officers of the Fund, their affiliations, if any, with PFM or the Distributor, and their principal occupations during at least the past five years are set forth below. Directors who are "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, are designated with an asterisk (*). As of the date of this Statement of Additional Information, none of the Directors or officers owned any of the outstanding shares of the Fund.



GILES DODD, Director, 921 Lindsley Drive, Virginia Beach, Virginia  23454

Retired Finance Assistant to City Manager, City of Greenville, South Carolina 1995 - 1996; Finance Director, City of Greenville, South Carolina, 1994 - 1995; Municipal Consultant, 1991 - 1993; Director of Finance, City of Virginia
Beach, Virginia 1963 - 1991. Member International City Management Association; Virginia Local Government Management Association, Government Finance Officers Association; Past President Virginia Government Finance Officers Association. Mr. Dodd is 73 years old.


ROBERT J. FAGG, JR., Director, 1605 Westcastle Drive, Richmond, Virginia  23233

Retired Director of the Annual Giving Program, Virginia Commonwealth University, 1981-1998, Development Officer, 1974-1981; Account Executive, Dupont Glore Forgan, 1973-1974; Registered Representative, Wheat, First Securities, Inc., 1970-1973; Registered Representative, Abbott,
Proctor and Paine, 1968-1969. Mr. Fagg is 59 years old.


*JEFFREY A. LAINE, Director, President, and Treasurer, 38 Cohasset Lane, Cherry Hill, New Jersey 08003

President, Commonwealth Financial Group, Inc., (the Fund's Distributor) 1994-present; President, Laine Financial Group, Inc., (an investment advisory firm) 1992-present; Senior Vice President and Chief Financial Officer of J.
C. Thompson & Associates, Inc., (a mutual fund administrator) 1989-1994;



                                   5


Senior Vice President of Commonwealth Financial Group, Inc., 1993-1994; Executive Vice President and Chief Financial Officer of Institutional Capital Management Corporation, (an investment advisory firm) 1987-1990; Treasurer,
Van Lieu Securities, (a mutual fund distributor) 1989-1991; Senior Vice President, Treasurer and Chief Financial Officer of Mariner Funds Services,
(a mutual fund distributor)1987-1992; Vice-President and Treasurer of Mariner Funds Trust, ( a mutual fund complex) 1987-1992; CPA with Bowman & Company, certified public accountants, 1982-1987; Member of Comptroller's Staff, Texaco, Inc., 1981-1982; Accountant, RCA Corporation, 1981. Mr. Laine is 42 years old.


*MARTIN MARGOLIS, Director and Vice President, 345 Quarry Road, Wellsville, Pennsylvania 17365

Managing Director, Public Financial Management, Inc., (the Funds Investment Advisor) 1986-present; Partner, Financial Management Services, Inc., 1978 - 1986. Mr. Margolis is 55 years old.


ROBERT R. SEDIVY, Director, 3804 Wellesley Terrace Circle, Richmond, Virginia 23233

Vice President-Finance and Treasurer, Collegiate School, Richmond, Virginia, 1988 - present; Deputy Director, Science Museum of Virginia, 1986 - 1988; Administrator, Science Museum of Virginia, 1985 - 1986; Treasurer, Trinity College, Washington, D..C., 1983 - 1985; Director of Resource Management, Loyola College, Baltimore, Maryland, 1978 - 1983. President - Virginia Association of Independent Schools, Financial Officers Group. Mr. Sedivy is 54 years old.


ARTHUR E. ANDERSON II, Secretary, One James Center, 901 East Cary Street, Richmond, VA 23219-4030

For more than the last five years, Mr. Anderson has been a partner of the law firm of McGuireWoodsLLP. Mr. Anderson is 41 years old.

The Fund does not pay fees to Directors who are "interested persons" or to any of the Fund's officers. Directors who are not "interested persons" of the Fund receive from the Fund an annual retainer of $1,000 plus $250 per meeting attended. For the fiscal year ended March 31, 2000, such fees totaled $5,500. The Fund does not provide any additional compensation to the Directors. No officer of the Fund received any remuneration as an officer or employee of the Fund during the Fund's fiscal year ended March 31, 2000, nor does the Fund intend to pay any remuneration to any officer during the current fiscal year. McGuireWoodsLLP, the law firm of Arthur E. Anderson, II, the Fund's
Secretary, received an aggregate of $12,300 in payment for legal services during the Fund's last fiscal year. Commonwealth Financial Group, Inc., the Fund's Distributor, of which Mr. Laine, the Fund's President, is the president and sole shareholder, received an aggregate of $25,200 of which $13,170 were reimbursements of actual expenses and the remainder was compensation during the Fund's last fiscal year for serving as the Fund's Distributor.





                                   6






            Schedule of Compensation of Directors and Officers

                             Aggregate
Name and                    Compensation             Total Compensation
Position                     From Fund                   From Fund


Giles Dodd                   $  1,750                    $  1,750
Director


Robert J. Fagg                  2,000                       2,000
Director


Jeffrey A. Laine                   -0-                         -0-
Director,
President and
Treasurer


Martin Margolis                    -0-                         -0-
Director and
Vice President


Robert R. Sedivy                1,750                       1,750
Director


Arthur E. Anderson
Secretary                          -0-                         -0-

                             --------                    --------

                             $  5,500                    $  5,500
                             --------                    --------


Advisory Board

The Board of Directors of the Fund has appointed an Advisory Board to provide consultation and advice to the Fund from time to time. Members of the Advisory Board receive no compensation from the Fund. The following individuals were serving on the Advisory Board as of June 30, 2000.


LARRY W. DAVENPORT, 1944 Ravencroft Lane, Virginia Beach, Virginia 23454

Director of Finance, Southeastern Public Service Authority, Virginia, 1998 - present; Financial Analyst, City of Virginia Beach, Virginia, 1977-present; Cash Management Analyst, City of Norfolk, 1973-1977; First Virginia Bank, 1972-1977;United States Army, 1969-1971. Mr. Davenport is 53 years old.


JAMES D. GRISSO, 1103 Overland Road SW, Roanoke, Virginia  24015

Director of Finance, City of Roanoke, Virginia, 1993 - present; Deputy Director of Finance, City of Roanoke, Virginia, 1977 - 1993; Administrator of Accounting Services, City of Roanoke, Virginia, 1976 - 1977; Assistant Municipal Auditor, City of Roanoke, 1974 - 1976; Member of the American Institute of Certified Public Accountants, the Virginia Society of Certified Public Accountants, the Government Finance Officers Association; President, Virginia Government Finance Officers Association, 1991 - 1992; Treasurer, Hotel Roanoke Conference Center Commission. Mr. Grisso is 54 years old.


DENNIS W. KERNS, 11800 Marquis Terrace, Richmond, Virginia  23233

Director of Finance, Culpeper County, 1997-Present, Director of Finance, County of Culpeper, Virginia, 1997 to Present; Director of Finance, County of Henrico, Virginia, 1992 - 1997; Director, Office of Management and Budget, County of Henrico, Virginia, 1983 - 1992; Deputy Director of Finance, County of Henrico, Virginia 1982 - 1983; Member of the Government Finance Officers Association; Past President of the Virginia Government Finance Officers Association. Mr. Kerns is 63 years old.


CHRISTOPHER E. MARTINO, 1 County Complex Court, Prince William, Virginia
22192

Director of Finance, Prince William County, Virginia, February 1996 - present; Controller, City of Rye, New York, 1988 - 1996; Deputy Commissioner of Finance, City of White Plains, New York, 1984 - 1988; Senior Auditor, Ernst & Whinney,


                                    7


1981 - 1984; Certified Public Accountant, Member of the Government Finance Officers Association. Mr. Martino is 43 years old.



ROGER W. MITCHELL, JR.,  9461 Jamesons Mill Road, Culpeper, VA 22701

Director of Finance/Treasurer, Town of Culpeper, Virginia, 1991 - present; Controller/Administrator, Sivaco Fastening Systems, Inc., 1989 - 1992; Accountant, Ford New Holland, Inc., 1987 - 1989; Head Internal Auditor, Omni Services, Inc. 1984 - 1987; Accountant, Young, Nicholas & Mills, 1982 - 1984; Member of the Virginia Treasurers Association; Member of the Virginia Government Finance Officers Association; Member of Virginia Local Government Auditors Association. Mr. Mitchell is 39 years old.


CLARENCE A. ROBINSON, 1401 Prince Edward Street, Fredericksburg, VA 22401

Director of Fiscal Affairs, City of Fredericksburg, 1986 - present; Business Manager, Germanna Community College, Locust Grove, VA, 1985 - 1986; Director of Accounting, Baltimore City Public Schools, Baltimore, MD, 1980 - 1985; Assistant to Financial Director, Howard University Hospital, Washington, D.C., 1979 - 1980. Mr. Robinson is 52 years old.


Principal Holders of Securities

Set forth below is certain information as to all persons known to the Fund to own of record or beneficially 5% or more of the Fund's shares on June 30, 1999:



                             Number of Shares            Share
Investor                        6/30/2000              Percentage

City of Roanoke              26,700,349.96               19.7%
Arlington County             25,224,631.37               18.6%
City of Norfolk              22,489,544.71               16.6%
Prince William County        18,223,984.67               13.4%
City of Portsmouth           16,817,972.85               12.4%
City of Fredericksburg       10,387,677.53                7.7%
City of Lynchburg             7,343,530.81                5.4%







Additional Information About PFM and the Advisory Agreement

In addition to the provisions of the Advisory Agreement between the Fund and PFM described in the Prospectus, the Advisory Agreement contains the provisions described below.



The Advisory Agreement, which first became effective on November 30, 1995, was approved by the Board of Directors, including a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" as defined in the Investment Company Act of 1940 ("Independent Directors"), at a meeting of the Board of Directors held on October 26, 1995, and was approved by the holders of a majority of the outstanding voting securities of the Fund at a meeting held on November 21, 1995. Thereafter, it will continue in effect from year to year if approved annually (i) by the Directors or by a majority of the shares outstanding and entitled to vote and (ii) by a majority of the Independent Directors. The Board of Directors, including a majority of the members of the Board who are "Independent Directors", approved a continuance of the Advisory Agreement for an additional one year period at a meeting on October 22, 1999. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the Investment Company Act of 1940) and may be terminated at any time without penalty by PFM upon 60 days' written notice to the Fund. The Advisory Agreement may be terminated by the Fund at any time without penalty, provided that such termination by the Fund shall be directed or approved by the vote of a majority of its Directors or by the holders of a majority of its shares at the time outstanding and entitled to vote.


The Advisory Agreement, provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, PFM is not liable for any error of judgement, mistake of law or loss in


                                   8


connection with PFM's performance of the Advisory Agreement and permits PFM to act as an investment advisor for any other organization, firm, corporation or person.

For the fiscal years ended March 31, 2000, 1999 and 1998, fees were payable to PFM in the amounts of $171,093, $159,097 and $140,376 respectively, of which $63,856, $63,709 and $56,216, respectively were waived. Fees for fiscal years ended March 31, 2000, 1999, and 1998 were payable at an annual rate of .12% of the first $200 million of average daily net assets; .10% of such assets over $200 up to $400 million; .09% of such assets over $400 million up to $600 million, and .08% of such assets over $600 million.




PFM is wholly-owned by the managing directors of PFM. PFM was formerly a wholly-owned subsidiary of PFM Acquisition Corp., a Pennsylvania corporation formed in 1995 for the purpose of acquiring PFM from Marine Midland Bank, N.A. PFM Acquisition Corp. was owned by the managing directors of PFM and was dissolved on January 1, 1998.


Additional Information About the Administration Agreement

In addition to the provisions of the Administration Agreement (the "Administration Agreement") between PFM and the Fund described in the Prospectus, the Administration Agreement contains the provisions described below.

As part of its duties under the Administration Agreement, PFM (i) maintains the Fund's books and records (other than financial books and records); oversees its insurance relationships; prepares all required tax returns, proxy statements, reports to its shareholders and Directors, and reports to and other filings with the Securities and Exchange Commission and any other governmental agency; (ii) prepares, on the Fund's behalf, such applications and reports as may be necessary to register or maintain the Fund's registration and/or registration of its shares under the securities or "Blue Sky" laws of the Commonwealth of Virginia and other states where shares may be sold; (iii) responds to all inquiries or other communications of shareholders and broker-dealers, if any; and (iv) oversees all relationships between the Fund and its Custodian and accountants, including the negotiation of agreements in relation thereto and the supervision of the performance of such agreements and oversees all administrative matters which are necessary or desirable in connection with the issue or redemption of shares in the Fund.



The Administration Agreement was last approved by the Fund's Board on October 21, 1999. For its services under the Administration Agreement, PFM is entitled to receive an annual fee of .05% of average daily net assets of the Fund. The Administration Agreement will remain in effect, unless earlier terminated, from year to year if approved annually by the Directors, including a majority of the Independent Directors. The Administration Agreement may be terminated at any time without penalty by PFM upon 60 days' written notice to the Fund. It may be terminated by the Fund at any time without penalty upon 60 days' written notice to PFM, provided that such termination by the Fund shall be directed or approved by the vote of a majority of its Directors, including a majority of the Independent Directors.


For the fiscal years ended March 31, 2000, 1999, and 1998 fees of $71,288, $66,291 and $58,490, respectively, were payable to PFM; however, PFM voluntarily waived all administration fees.



Fund Expenses

All expenses not borne by PFM under the Advisory Agreement or the Administration Agreement are paid by the Fund. Examples of such Fund expenses include the cost of preparing, printing and distributing its prospectuses and reports to shareholders; legal and audit expenses, costs and expenses of any custodian, shareholder servicing agent or bookkeeping (accounting) agent; share issuance and redemption costs; certain printing costs, registration costs and expenses of the Fund and its shares under federal and state securities laws, interest, taxes and non-recurring expenses including litigation. Since PFM keeps the Fund's financial records, PFM computes the Net Asset Value per share at PFM's expense. The expenses under the Fund's Distribution Plan are paid by the Fund. See "Distribution Plan."


                                       9


DISTRIBUTION ARRANGEMENTS


The Fund has adopted an Amended and Restated Distribution Plan (the "Distribution Plan") under Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to bear certain expenses in connection with the distribution of its shares, provided the requirements of the rule are met. Under the Distribution Plan, the Fund is authorized to pay (i) all fees and expenses relating to the qualification of the Fund and/or its shares under the securities or state "Blue Sky" laws of The Commonwealth of Virginia and any other states in which the Fund may sell shares; (ii) all fees under the Securities Act of 1933 and the Investment Company Act of 1940, including fees in connection with any application for exemption relating to or directed toward the sale of the Fund's shares; (iii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; and (iv) all fees and costs incurred in conjunction with any activity reasonably determined by the Fund's Board of Directors to be primarily intended and reasonably calculated to result in the sale of shares of the Fund.


The Distribution Plan further authorizes the Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of Fund shares, in an amount not to exceed .25% of the Fund's average daily net asset value in any year. The Distribution Plan does not authorize reimbursement of expenses incurred by the Distributor or others assisting in the distribution of Fund shares in one fiscal year from amounts available to the Fund under such plan in subsequent fiscal years. Therefore, if expenses of distribution incurred by the Distributor and others in any fiscal year exceed .25% of the average daily net asset value of the Fund for such fiscal year, the amount of such excess expenses will not be reimbursed by the Fund. Further, payments or reimbursement made under the Distribution Plan may be made only as determined from time to time by the Board of Directors. Expenses for which the Distributor may seek reimbursement include advertising and direct mail expenses, costs of printing and mailing prospectuses and sales literature to prospective Investors, payments to third parties who sell shares of the Fund and compensation of brokers, dealers and other intermediaries, general administrative overhead of the Fund's distributor (including payment of compensation to sales personnel involved in the sale of Fund shares), administrative support allocable to efforts to sell Fund shares, sales promotion expenses and shareholder servicing expenses (trail commissions) and any other costs of effectuating the Distribution Plan. The Distribution Plan also authorizes the Fund to make direct payments to registered broker-dealers and other persons, including banks, who assist the Fund in distributing or promoting the sale of Fund shares or who enter into shareholder processing and service agreements pursuant to which services directly resulting in the sale of Fund shares are provided.



For the fiscal year ended March 31, 2000, 1999, and 1998, the Fund paid $25,200, $26,700, and $25,300 respectively, pursuant to the Distribution
Plan. All of these amounts were paid in accordance with the Distribution Agreement, described below, to Commonwealth Financial Group, Inc., of which Jeffrey A. Laine, the Fund's President, is the President and sole shareholder.




The Distribution Plan has been approved: (i) by a vote of the Board of Directors of the Fund and of those Directors who are not "interested persons" of the Fund as defined in the Investment Company Act of 1940 and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related to the Distribution Plan (the "Qualified Directors"), cast in person at a meeting held on August 23, 1990 called for the purpose of voting on the Distribution Plan; and (ii) by a vote of holders of at least a majority of the outstanding shares of the Fund at a meeting held on November 29, 1990.




Unless terminated as indicated below, the Distribution Plan shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by a vote of the Board of Directors of the Fund and of the Qualified Directors. The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Directors or by the vote of the holders of a majority of the outstanding shares of the Fund. The Distribution Plan may not be amended to increase materially the amount of payments to be made without shareholder approval and all amendments must be made by the Board of Directors including the Qualified Directors. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the Investment Company Act of 1940) and may be terminated by the Fund on 14 days' written notice to the Distributor and by the Distributor on 60 days' written notice to the Fund.


                                      10



As stated in the Prospectus, shares of the Fund are offered on a continuous basis through Commonwealth Financial Group, Inc., the Fund's Distributor, pursuant to a Distribution Agreement effective June 13, 1994. The Distribution Agreement was last approved for continuance by the Fund's Directors on April 20, 2000, and was approved by the shareholders of the Fund on July 6, 1994.
The Distribution Agreement provides that the Fund will pay (or will enter into arrangements providing that persons other than the Fund will pay) for all expenses of the offering of its shares, including but not limited to, the following: (i) the registration of the Fund and/or its shares under federal and state securities laws, (ii) the preparation, printing and distribution of the Fund's prospectuses, statements of additional information, proxy statements, notices and reports and actions required by federal and state securities laws, (iii) the preparation, printing and distribution of advertising and sales literature for use in the offering of the Fund's shares and the printing and distribution of reports to shareholders used as sales literature, and (iv) the issuance of the Fund's shares (including any stock issue and transfer tax).


As compensation for its activities under the Distribution Agreement, in addition to any expense reimbursement received by the Distributor pursuant to the Distribution Plan, the Distributor receives a monthly asset-based fee at an annual rate calculated in accordance with the following schedule:

			Monthly Average of Daily		            Asset Based Fee
     Net Assets				                       (Annual Rate)

			under $100mm				                          $12,000
			over $100mm - $200mm			                   $18,000
			over $200mm - $300mm			                   $24,000
			over $300mm - $400mm			                   $30,000
			over $400mm - $500mm			                   $36,000
			over $500mm - $600mm			                   $42,000
			over $600mm - $700mm			                   $48,000


Under the Distribution Agreement, the Distributor pays from its own resources (or will enter into arrangements providing that persons other than the Distributor or the Fund shall pay) or promptly reimburse the Fund for all other expenses in connection with its offering for sale and the sale of the Fund's shares which are not allocated to the Fund under the Distribution Agreement.



YIELD INFORMATION

There are two methods by which the Fund's yield for a specified period of time is calculated. The first method, which results in an amount referred to as the "current yield," assumes an account containing exactly one share at the beginning of the period. The Net Asset Value of this share will be $1.00 except under extraordinary circumstances. The net change in the value of the account during the period is then determined by subtracting this beginning value from the value of the account at the end of the period. However, capital changes, if any, are excluded from the calculation (i.e., realized gains and losses from the sale or redemption of securities or instruments and unrealized appreciation and depreciation). So that the change will not reflect the capital changes to be excluded, the dividends used in the yield computation may not be the same as the dividends actually declared, as the capital changes in question may affect the dividends declared. See "Dividend and Tax Information" in the Prospectus. Instead, the dividends used in the yield calculation will be those which would have been declared if the capital changes had not affected the dividends.

This net change in the account value is then divided by the value of the account at the beginning of the period (i.e., normally $1.00, as discussed above), and the resulting figure (referred to as the "base period return") is then annualized by multiplying it by 365 and dividing it by the number of days in the period. The result is the "current yield". Normally, a seven day period will be used in determining yields (both the current yield and the effective yield discussed below) in published or mailed communications.

The second method results in an amount referred to as the compounded "effective yield". This represents an annualization of the current yield with dividends reinvested daily. The effective yield for a seven day period would be



                                    11



computed by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, the computation to be made to the nearest 1/100 of 1 percent.

Since the calculations of both kinds of yields do not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities or instruments, which may have an effect on dividends, the dividends declared during a period may not be the same on an annualized basis as either kind of calculated yield for that period.





The Fund's current yield for the seven days ended March 31, 2000 was 5.95% and its effective yield for that period was 6.12%



The Fund's performance, or the performance of securities in which it invests, may be compared to:

* IBC/Donoghue's Money Fund Average, which are average yields of various types of money market funds that include the effect of compounding distributions and are reported in IBC/Donoghue's Money Fund Report; the average yield reported by the Bank Rate Monitor National Index for money market deposits accounts offered by the 100 leading banks and thrifts institutions in the ten largest standard metropolitan statistical areas;

* other mutual funds, especially to those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report, The Wall Street Journal, Barron's, Lipper Analytical Services, Inc., CDA Investment Technology, Inc. or Bloomberg Financial Markets, a financial information network;

* yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by Telerate, a financial information network, by Bloomberg Financial Markets or by broker-dealers;

* yields on investment pools that operate in a manner consistent with the SEC's Rule 2a7 of the Investment Company Act;

* and to other fixed-income investments such as Certificates of Deposit (CDs).


Yield information may be useful to Investors in reviewing the Fund's performance. However, a number of factors should be taken into account before using yield information as a basis for comparison with alternative investments. The Fund's yield is not guaranteed. It may fluctuate slightly on a daily basis. The yield for any given past period is not an indication or representation by the Fund of future yields or rates of return on its shares and, therefore, it cannot be compared to yields on direct investment alternatives which often provide a guaranteed fixed yield for a stated period of time. However, some of such alternative investments may have substantial penalties on their yield in the case of early withdrawal, may have different yields for different balance levels, may have minimum balance requirements, which may earn less than the balance above the minimum, in order to earn the stated yield, or may require relatively large single investments to get comparable yields at all, none of which is the case with the Fund. All of the Fund's shares earn dividends at the same rate.


VALUATION

As noted in the Prospectus, the Fund values its portfolio on the basis of the amortized cost method of valuation. While the amortized cost method provides certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Fund's shares may tend to be lower than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates for market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would be true in a period of rising interest rates. The Board of Directors has established procedures (the "Procedures") designed to monitor the difference, if any between the Fund's Net Asset Value per share determined in accordance with the amortized cost method of valuation and the value that would be obtained if the Fund's portfolio were "marked to market" i.e. price


                                      12



based on available market quotations. "Available market quotations" may include actual market quotations (valued at the mean between the bid and ask prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments, or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

Under the Procedures, if the extent of any deviation between the "mark to market" net asset value per share and the net asset value per share based on amortized cost exceeds one-half of 1%, the Board of Directors must promptly consider what action, if any, will be initiated. When the Board of Directors believes that the extent of any deviation may result in material dilution or other unfair results to investors or shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or other unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share using available market quotations.


GENERAL INFORMATION

Further Information About Purchases and Redemptions

As is stated in the Prospectus, if the Board of Directors determines that it would be detrimental to the interests of the remaining Investors to redeem shares wholly or partly in cash, the Fund may pay the redemption price in whole or in part by the distribution in kind of investments from the portfolio of the Fund, in lieu of cash and in conformity with the applicable rules of the Securities and Exchange Commission. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Net Asset Value of the Fund during any 90 day period for any one Investor. Should redemptions by an Investor exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming Investors might incur brokerage costs in converting the assets into cash.
The method of valuing investments used to make redemptions in kind will be the same as the method of valuing portfolio investments under "Net Asset Value" in the Prospectus and such valuation will be made as of the same time the redemption price is determined. It should be noted that the management of the Fund considers the prospect highly remote for redeeming shares in the Fund using the "in-kind" provision.

The right of redemption may be suspended or the date of payment may be postponed: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the Securities and Exchange Commission by rule or regulation;
(ii) during periods in which an emergency, as determined by the Securities and Exchange Commission, exists making disposal of portfolio securities or instruments or determination of the net assets of the Fund not reasonably practical; or (iii) for such other periods as the Securities and Exchange Commission may permit. Payment of redemption proceeds relating to shares purchased by check within 15 days of the date on which the redemption request was received may be delayed by the Fund until a determination is made that the check given in purchase has cleared, which may be up to fifteen days.





                                     13




Financial Statements


The Statement of Net Assets as of March 31, 2000; The Statement of Operations for the year ended March 31, 2000; The Statement of Changes in Net Assets and the Financial Highlights for each of the two years in the period ended March 31, 2000; The Notes to Financial Statements and the Report of Independent Auditors, each with respect to Commonwealth Cash Reserve Fund and audited by Ernst & Young LLP are included in the Annual Report to Shareholders for the year ended March 31, 2000, and are hereby incorporated by reference in this Statement of Additional Information.


The Financial Highlights for the years through March 31, 1998 were audited by PricewaterhouseCoopers LLP.



                                      14









COMMONWEALTH
CASH RESERVE FUND



Investment Advisor
Public Financial Management, Inc.
Governor's Plaza North
2101 North Front Street
Building 3, Suite 200
Harrisburg, Pennsylvania  17110

Distributor
Commonwealth Financial Group, Inc.
38 Cohasset Lane
Cherry Hill, New Jersey  08003

Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA  02110

Administrator and Transfer Agent
Public Financial Management, Inc.
Governor's Plaza North
2101 North Front Street
Building 3, Suite 200
Harrisburg, Pennsylvania  171101

Independent Auditors
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania  19103

Co-Counsel
McGuireWoodsLLP
One James Center
901 E. Cary Street
Richmond, Virginia  23219

Laura Anne Corsell, Esq.
7307 Elbow Lane
Philadelphia, Pennsylvania  19119








PART C
OTHER INFORMATION




Item 23.  Exhibits

Subject to General Instruction D regarding incorporation by reference and rule 483 under the Securities Act [17CFR 230.483], file the exhibits listed below as part of the registration statement. Letter or number the exhibits in the sequence indicated and file copies rather than originals, unless otherwise required by rule 483. Reflect any exhibit incorporated by reference in the list below and identify the previously filed document containing the incorporated material.


   (a) Articles of Incorporation. The Fund's current articles of incorporation, charter, declaration of trust or corresponding instruments and any related amendment.

           Copy of Articles of Incorporation is incorporated herein by reference to Exhibit (1) of Registrant's Registration Statement filed with Registrant's Post-Effective Amendment No. 13 on July 30, 1996.

           Copy of Amendment to Articles of Incorporation effective May 31, 1989 is incorporated by reference to Exhibit (1)(b) of Registrant's Post-Effective Amendment No. 13 filed on July 30, 1996.


   (b) By-laws. The Fund's current by-laws or corresponding instruments and any related amendment.

           Copy of Amended and Restated Bylaws of the Registrant is incorporated by reference to Exhibit (b)(2) of Registrant's Post-Effective Amendment No. 13 filed on July 30, 1996.


   (c) Instruments Defining Rights of Security Holders. Instruments defining the rights of holders of the securities being registered, including the relevant portion of the Fund's articles of incorporation or by-laws.

           Not applicable.


   (d) Investment Advisory Contracts. Investment advisory contracts relating to the management of the Fund's assets.

           Investment Advisory Agreement between the Registrant and Public Financial Management, Inc. dated November 30, 1995 is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on July 30, 1996.

           Administration Agreement between the Registrant and Public Financial Management, Inc. dated November 30, 1995 is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on July 30, 1996.


    (e) Underwriting Contracts. Underwriting or distribution contracts between the Fund and a principal underwriter, and agreements between principal underwriters and dealers.

          Distribution Agreement between the Registrant and Commonwealth Financial Group, Inc. dated June 13, 1994 is incorporated by reference to Exhibit (6)of Registrant's Post-Effective Amendment No. 19 filed on August 1, 1999.



   (f) Bonus or Profit Sharing Contracts. Bonus, profit sharing, pension, or similar [*302] contracts or arrangements in whole or in part for the benefit of the Fund's directors or officers in their official capacity. Describe in detail any plan not included in a formal document.

           Not Applicable.


   (g) Custodian Agreements. Custodian agreements and depository contracts under section 17(f) [15 U.S.C. 80a-17 (f)] concerning the Fund's securities and similar investments, including the schedule of remuneration.

           Custody Agreement between the Registrant and State Street Bank & Trust Company (formerly Wachovia Bank) dated March 15, 1994 is incorporated by reference to Exhibit (2) of Registrant's Post-Effective Amendment No. 16, filed on July 31, 1997.


   (h) Other Material Contracts. Other material contracts not made in the ordinary course of business to be performed in whole or in part on or after the filing date of the registration statement.


           Transfer Agency Agreement between the Registrant and Public Financial Management, Inc. dated November 21, 1995 is incorporated by reference to Exhibit (2) of Registrant's Post-Effective Amendment No. 19, filed on August 1, 1999.




  (i) Legal Opinion. An opinion and consent of counsel regarding the legality of the securities being registered, stating whether the securities will, when sold, be legally issued, fully paid, and nonassessable.


           Legal Opinion dated July 29, 1999 is incorporated by reference to Exhibit (3) of Registrant's Post-Effective Amendment filed on August 1, 1999.



* (j) Other Opinions. Any other opinions, appraisals, or rulings, and related consents relied on in preparing the registration statement and required by section 7 of the Securities Act [15 U.S.C. 77g].


           Following Consents FILED HEREWITH

           Consent of Independent Auditors from Ernst & Young LLP
           Consent of Legal Counsel from Laura Anne Corsell, Esq.
           Consent of Legal Counsel from McGuireWoodsLLP


   (k) Omitted Financial Statements.  Financial statements omitted from
Item 22.

           NOT APPLICABLE


   (l) Initial Capital Agreements. Any agreements or understandings made in consideration for providing the initial capital between or among the Fund, the underwriter, adviser, promoter or initial shareholders and written assurances from promoters or initial shareholders that purchases were made for investment purposes and not with the intention of redeeming or reselling.

           NOT APPLICABLE



   (m) Rule 12-b-1 Plan. Any plan entered into by the Fund under rule 12b-1 and any agreements with any person relating to the plan's implementation.


           Distribution Plan under Rule 12b-1 adopted by the Registrant is incorporated by reference to Exhibit (1) of Registrant's Post-Effective Amendment No. 19 filed on August 1, 1999.




   (n) Rule 18f-3 Plan. Any plan entered into by the Fund under rule 18f-3, any agreement with any person relating to the plan's implementation, and any amendment to the plan or an agreement.

           Not Applicable


   (o) Reserved


   (p) Code of Ethics.

            Registrant is a money market fund and has not adopted a Code of Ethics.


Item 24.   Persons Controlled by or Under Common Control with Registrant.

           None.



Item 25.   Indemnification.

           Reference is made to Article IV Section 4.10 of Registrant's Amended and Restated By-Laws, a copy of which By-Laws were filed as an exhibit to Post Effective Amendment Number 13.


Item 26.   Business and other Connections of Investment Advisor.

           (a) 	Public Financial Management, Inc. ("PFM") is the investment
                advisor of the Registrant. PFM and its affiliates and predecessor organization have been in the business of managing the investments of government entities and other accounts since 1980.

           (b) Information regarding the business and other connections of PFM's directors is incorporated by reference to Part I (Item 8, 10 and 12) and Part II (Item 6 - 9 and 13) of PFM's Form ADV, File No. 801-29162 which has been filed with the Securities and Exchange Commission.

Item 27.   Principal Underwriters.

           (a) Commonwealth Financial Group, Inc. is the Distributor for the Registrant's securities. Commonwealth Financial Group, Inc. does not serve as principal underwriter, depositor or investment advisor for any other investment company.

           (b) The table below sets forth certain information as to the Distributor's directors and officers:

                                                        Positions and
Name and Principal	        Positions and Offices	       Offices with
Business Address	          with the Distributor	        the Registrant

Jeffrey A. Laine	          President, Director and	     President, Treasurer
38 Cohasset Lane	          Sole Shareholder	            and Director
Cherry Hill, NJ  08003


Item 28.  Location of Accounts and Books.

          (a) Public Financial Management, Inc. (records relating to its functions as investment advisor, administrator and transfer agent).

          (b) McGuireWoodsLLP (Registrant's Articles of Incorporation, Bylaws and corporate records).

          (c) Commonwealth Financial Group, Inc. (records relating to its functions as distributor).

          (d) State Street Bank & Trust Company (records relating to its function as custodian).

Item 29.  Management Services.

Other than as set forth under the captions "Management" in the Prospectus and "Additional Information as to Management Arrangements" in the Additional Statement constituting Part A and Part B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.

		Not applicable.









SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Richmond, and the State of Virginia the 25th day of July, 2000.

                                       COMMONWEALTH CASH RESERVE	FUND, INC.
                                       (Registrant)


                                       By /s/  Jeffrey Laine
                                       Jeffrey Laine, President
                                       (Principal Executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature				                   Title				                   Date

/s/  Jeffrey Laine           Director and President       July 25, 2000
     Jeffrey Laine           (Principal Financial
                             Officer)



/s/  Martin Margolis         Director and                 July 21, 2000
     Martin Margolis         Vice President



/S/  Robert J. Fagg, Jr.     Director                     July 20, 2000
     Robert J. Fagg, Jr.


     __________________      Director
     Giles Dodd


/s/  __________________      Director
     Robert R. Sedivy



1933 Act Registration No. 33-10754
1940 Act Registration No. 811-4933


_____________________________________________________________________
_______________________ ____________________________________

Securities and Exchange Commission

Washington, D. C. 20549



                       ______________________________


                                  EXHIBITS

                                     to

                        Post-Effective Amendment No.20

                                     on

                                 FORM N-1A

                           Registration Statement

                                   Under

                     The Investment Company Act of 1940

                                    and

                         The Securities Act of 1933

                       ______________________________


                    COMMONWEALTH CASH RESERVE FUND, INC.


   _____________________________________________________________________
         __________________________________________________________


                    COMMONWEALTH CASH RESERVE FUND, INC.



           Index to Exhibits to Post-Effective Amendment No. 20 to Form N-1A Registration Statement


       Ref.        Description of Exhibit

        1)         Consent of Counsel
                   - Laura Anne Corsell, Esq.

        2)         Consent of Counsel
                   - McGuireWoodsLLP

        3)         Consent of Independent Auditors
                   - Ernst & Young LLP